Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 - Basis of Preparation

A.	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized to be issued by the Company’s Board of Directors on May 13, 2019.

B.	Functional currency and presentation currency

The consolidated financial statements are presented in NIS, which is the Group’s functional currency, and have been rounded to the nearest million. The NIS is the currency that represents the principal economic environment in which the Group operates.

C.	Convenience translation into U.S. dollars (“dollars” or “$”)

For the convenience of the reader, the reported NIS figures as at December 31, 2018, have been presented in dollars, translated at the representative rate of exchange as at December 31, 2018 (NIS 3.748 = US$ 1.00). The dollar amounts presented in these financial statements are merely supplementary information and should not be construed as complying with IFRS translation method or as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

D.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following items:

●	Financial instruments, including financial derivative instruments, measured at fair value recognized through profit or loss.

●	Inventories measured at the lower of cost and net realizable value.

●	Equity-accounted investments.

●	Deferred tax assets and liabilities.

●	Provisions.

●	Assets and liabilities for employee benefits.

●	Liabilities for payment of contingent consideration in a business combination.

For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies. The methods used to measure fair value are specified in Note 19E.

E.	Operating cycle

The Group’s operating cycle is up to one year. As a result, current assets and current liabilities include items the realization of which is intended and anticipated to take place within one year from the date of the financial statements.

F.	Classification of expenses recognized in the statement of income

Costs and expenses in the statement of income are presented and analyzed on the basis of the function of the expenses. The classification is compatible with the understanding of the Group’s businesses, which address a wide range of services using common infrastructure. All of the costs and expenses are used to provide services.

G.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires the Group’s managements to make judgments and use estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant estimates and judgments made when applying accounting policies and changes in these estimates and assumptions that could potentially have a material effect on the financial statements are as follows:

Subject	Principal assumptions	Possible effects	Reference
Measurement of recoverable amounts of cash-generating units that include goodwill	Assumption of expected cash flows from cash-generating units	Recognition of impairment loss	Note 9
Identification of a cash-generating unit to assess impairment	Determining cash-generating units in the Group	Recognition of impairment loss	Note 9
Deferred taxes	Assumption of anticipated future realization of the tax benefit, including assumptions for the utilization of carryforward losses in DBS, and the assumption that it is more likely than not that the cancellation of the structural separation between the Company and DBS will be approved.	Recognition or reversal of deferred tax asset in profit or loss	Note 21
Useful life and expected operation of fixed assets, intangible assets, broadcasting rights, and subscriber acquisition asset	Assumptions of the useful life of groups of fixed assets, intangible assets, and additional assets	Change in the value of fixed assets, intangible assets, additional assets, and depreciation and amortization expenses	Notes 8, 9, 10 and 11
Determining the lease term	When determining the term of the lease, the Group takes into consideration the period in which the lease cannot be canceled, including options to extend that will probably be exercised and/or options to cancel that will probably not be exercised.	An increase or decrease in the initial measurement of a right-of-use asset and a lease liability and in depreciation and financing expenses in subsequent periods	Note 14
Discount rate for a lease liability	The Group capitalizes lease payments using its incremental interest rate	An increase or decrease in the lease liability, right-of-use asset, and depreciation expenses and financing expenses to be recognized	Note 14
Uncertain tax positions	The extent of the certainty that the Group’s tax positions will be accepted (uncertain tax positions) and the risk of it incurring any additional tax and interest expenses. This is based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience	Recognition or reversal of income tax expenses	Note 21

Subject	Principal assumptions	Possible effects	Reference
Unavoidable costs of a contract	Assuming that the economic benefits will exceed the unavoidable costs of the contract	Recognition of a provision for an onerous contract	Note 3.13.3
Measurement of liabilities and the fair value of the excess of advance payments for contingent consideration in a business combination	The assumptions regarding the amount expected to be recovered for the Company from the excess of the advance payments, and taking into consideration the solvency of Eurocom DBS	Change in the value of the liability for contingent consideration for a business combination, change in the fair value of the excess of the advance payments for contingent consideration and recognition in the statement of income for this change, respectively.	Note 12
Non-recognition of profit from the sale of the Sakia property	Expected collection of proceeds due to the Company for the sale of the property	Recognition of capital gain from the sale of the property	Note 13
Provisions and contingent liabilities	Assessment of the likelihood of claims against Group companies and measuring potential liabilities attributable to claims	Reversal or creation of a provision for a claim, recognition of income/expenses and recognition of profit or loss for such change, respectively	Note 17 and Note 22
Employee post-employment benefits and liabilities for employees for dismissal	Actuarial assumptions such as discount rate, future salary increases and churn rate	An increase or decrease in the liability for a post-employment benefit plan and an obligation for voluntary redundancy of employees transferred from the Ministry of Communications	Note 20
The existence of effective control over Bezeq	The practical ability to appoint most of the members of the board of directors of Bezeq, as a result of the control permit in Bezeq, the composition and distribution of the holdings of the other shareholders of Bezeq and the restrictions on these shareholders under the Telecommunications Law	Consolidation of Bezeq’s reports or treatment of Bezeq using the equity method.	Note 12E

H.	Determination of fair value

When preparing the financial statements, the Group is required to determine the fair value of certain assets and liabilities. Further information about the assumptions made in determining fair values is disclosed in Note 19E regarding fair value.

The accounting policies set out below have been applied consistently by group entities for all periods presented in these consolidated financials

I.	Initial application of new standards

1.	Initial application of IFRS 16, Leases

A. As from January 1, 2018 (“the Initial Application Date”), the Group has early adopted IFRS 16, Leases (“IFRS 16” or “the Standard”).

The main effect of early adoption of IFRS 16 is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for the accounting treatment of all leases according to the accounting treatment of finance leases in the previous accounting standard on leases, IAS 17. Accordingly, until the Initial Application Date, the Group classified most of the leases in which it is the lessee as operating leases, since it did not substantially bear all the risks and rewards from the assets.

In accordance with IFRS 16, for agreements in which the Group is the lessee, the Group applies a unified accounting model, by which it recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Group has a right to control identified assets for a specified period of time. Accordingly, the Group recognizes depreciation and amortization expenses in respect of a right-of-use asset, examines the right-of-use asset for impairment in accordance with IAS 36, Impairment of Assets, and recognizes financing expenses on the lease liability. Therefore, as from the Initial Application Date, lease expenses relating to assets leased under an operating lease, which were presented as part of general and administrative expenses in the income statement, are recognized as assets that are depreciated in the depreciation and amortization expense item.

The Group applies IFRS 16 using the cumulative effect approach without a restatement of comparative figures.

In respect of all the leases under which the Group leases assets, the Group has elected to apply the transitional provision of recognizing a lease liability at the Initial Application Date according to the present value of the future lease payments discounted at the incremental interest rate of the lessee at that date (calculated according to the average duration of the balance of the lease period as from the Initial Application Date) and concurrently recognizing a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the Initial Application Date. Therefore, application of IFRS 16 did not have an effect on the balance of the Group’s equity and retained earnings at the Initial Application Date.

Upon initial application, the Group also elected to apply the following expedients, as permitted by the IFRS 16:

1. Relying on a previous assessment of whether an arrangement is a lease or contains a lease at the application date of IFRS 16. Accordingly, the agreements that were previously classified as operating leases are accounted for in accordance with the new standard, and the agreements that were previously classified as service contracts continue to be accounted for as such without change.

2. Applying a single discount rate to a portfolio of leases with similar characteristics.

3. Not separating non-lease components from the lease components and accounting for all the components as a single lease component.

4. Relying on a previous assessment of whether a contract is onerous in accordance with IAS 37 at the transition date, as an alternative to assessing the impairment of right-of-use assets.

5. Excluding initial direct costs from the measurement of the right-of-use asset at the date of initial application.

6. Using hindsight in determining the lease period if the contract includes options to extend or cancel the lease.

B. At the Initial Application Date of IFRS 16, the Group recognized right-of-use assets and lease liabilities in the amount of NIS 1.5 billion.

In measurement of the lease liabilities, the Group discounted lease payments using the nominal incremental borrowing rate at January 1, 2018. The discount rates used to measure lease liabilities range between 1.3% and 3.6% (weighted average of 1.5%).

Discounted interest rates were calculated on the basis of the market value of the marketable debentures issued by the Company.

To determine the discount interest for each period, the risk-free curve was adjusted according to the risk incorporated in the debentures issued by the Company. The range of interest is affected by differences in the lease term.

The difference between the Group’s agreements for the minimum contractual lease payments in the amount of NIS 1,020, as reported in Note 18.1 to the annual financial statements of 2017, and the lease liabilities recognized at the Initial Application Date of IFRS 16, amounting to NIS 1.5 billion, is mainly due to the options for extending the leases, which will most likely be exercised, which were not included in the reporting in Note 18.1 to the annual financial statements of 2017 and due to the fact that the amounts of the agreements were presented in nominal and not in discounted amounts.

The tables below summarize the effects on the consolidated statement of financial position as at December 31, 2018 and on the consolidated statements of income and cash flows for 2018, assuming that the Group’s previous policy regarding leases continued in that period.

Effect on the consolidated statement of financial position as at December 31, 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
Other receivables	324	(52)	272
Property, plant and equipment	6,315	(2)	6,313
Intangible assets	4,228	(1)	4,227
Right-of-use assets	-	1,504	1,504
Trade and other payables	1,803	(89)	1,714
Current lease rights liabilities	-	445	445
Non-current lease rights liabilities	-	1,106	1,106
Equity attributable to shareholders	(450)	(3)	(453)
Non-controlling interests	627	(10)	617

Effect on the consolidated statement of income for 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
General and operating expenses	3,817	(412)	3,405
Depreciation and amortization	1,988	399	2,387
Impairment losses	2,291	3	2,294
Operating loss	(1,405)	10	(1,965)
Financing expenses net	544	26	570
Loss after financing expenses	(1,949)	(16)	(1,965)
Loss before income tax	(1,952)	(16)	(1,968)
Income tax	(56)	(3)	(59)
Loss for the period	(1,896)	(13)	(1,909)
Loss attributable to shareholders of the company	(714)	(3)	(717)
Loss attribute to non-controlling interests	(1,182)	(10)	(1,192)

Effect on the consolidated statement of cash flows for 2018:

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
Net cash provided by operating activities	3,075	397	3,472
Net cash used in investing activities	(2,532)	25	(2,507)
Net cash used for financing activities	(1,778)	(422)	(2,200)

2.	Initial application of IFRS 9, Financial Instruments (2014)

As from January 1, 2018, the Group applies IFRS 9, Financial Instruments, which replaces IAS 39, Financial Instruments: Recognition and Measurement. The new standard includes revised guidance on the classification and measurement of financial instruments, a new ‘expected credit loss’ model for calculating impairment for most financial assets, and new guidance and requirements with respect to hedge accounting.

According to the standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to de-recognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the standard, the carrying amount of a loan whose terms were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, was recalculated from the date of the change in terms using the original effective interest rate. Accordingly, the balance of the debentures as of January 1, 2018 was increased by the amount of NIS 17 with a corresponding decrease in accumlited deficit.

The Group has chosen to apply the standard and the amendment to the standard as from January 1, 2018 (in this item: “date of initial application”) without amendment of the comparative data with an adjustment to the balance of retained earnings as at the date of initial application.

The tables hereunder present the effects of the retrospective application of the costs of hedging approach on the statement of financial position as at December 31, 2018 and the statements of profit or loss and other comprehensive income for the year ended December 31, 2018:

Effect on the consolidated statement of financial position as at December 31, 2018

	In accordance with IAS 39	Adjustments	In accordance with IFRS 9
	NIS	NIS	NIS
Current maturities of bank loans and credit and debentures	4,711	13	4,724

Equity deficit attributable to shareholders of the Company	(440)	(13)	(453)

Effect on the consolidated statement of income for 2018

	In accordance with IAS 39	Adjustments	In accordance with IFRS 9
	NIS thousands	NIS thousands	NIS thousands
Financing expenses, net	566	4	570
Loss for the period	(1,913)	4	(1,909)

3.	Initial application of IFRS 15, Revenue from Contracts with Customers

As from January 1, 2017, the Group has early adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), which sets out guidelines for recognition of revenue.

The Group applied IFRS 15 using the cumulative effect approach without a restatement of comparative figures.

Other than the accounting treatment of Subscriber Acquisition costs, implementation of IFRS 15 had no other material effects on the financial statements. In addition, implementation of IFRS 15 had no effect on retained earnings as at the transition date.

The tables below summarize the effects on the consolidated statement of financial position as at December 31, 2017 and on the consolidated statements of income and cash flows for 2017, assuming that the Group’s previous policy regarding subscriber acquisition costs continued during that period.

Effect on the consolidated statement of financial position of the Group as at December 31, 2017:

	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4	111	115
Equity attributable to shareholders of the Company	1,224	22	1,246
Non-controlling interests	1,778	62	1,840
Total equity	3,002	84	3,086

Effect on the consolidated cash flows statement of the Group for 2017:

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net cash from operating activities	3,322	165	3,487
Net cash used in investing activities	(963)	(165)	(1,128)

Effect on the consolidated statement of income of the Group for 2017:

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
General and operating expenses	4,037	(131)	3,906
Salaries	2,041	(34)	2,007
Depreciation and amortization expenses	2,063	54	2,117
Operating profit	1,499	111	1,610
Profit after financing expenses	982	111	1,093
Profit before income tax	977	111	1,088
Income tax	320	27	347
Net profit for the period	657	84	741
Profit attributable to shareholders of the Company	56	22	78
Profit attributable to non-controlling interests	601	62	663
Earnings per share (Basic and Diluted)	1.88	0.74	2.62